Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Consolidated opening balance of dividends payable	$ 3,539	$ 4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	11,493	11,605
Payments made	(18,327)	(19,670)
Indexation to the Selic interest rate	385	512
Transfers to unclaimed dividends	(64)	(84)
Withholding income taxe over interest on capital and monetary restatement	(383)	(410)
Translation adjustment	(1,145)	515
Closing balance of dividends payable to shareholders of Petrobras	2,638	3,501
Closing balance of dividends payable to non-controlling shareholders	19	38
Consolidated closing balance of dividends payable	$ 2,657	$ 3,539